Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 160	$ 10,154
Trade receivables	71,580
Other receivables	1,353,992	1,341,605
Total Current Assets	1,425,732	1,351,759
Non-Current Assets
Other assets – equipment deposits	14,260,847	29,260,847
Total Non-Current Assets	14,260,847	29,260,847
TOTAL ASSETS	15,686,579	30,612,606
Current Liabilities
Trade and other payables	1,693,225	838,113
Convertible promissory notes	255,840	14,314,083
Derivative financial instruments	16,352	992,336
Warrant liabilities	21,808
Total Current Liabilities	1,987,225	16,144,532
NON-CURRENT LIABILITIES
Convertible promissory notes		86,538
Derivative financial instruments		178,836
Warrant liabilities		252,969
Total Non-Current Liabilities		518,343
TOTAL LIABILITIES	1,987,225	16,662,875
NET CURRENT LIABILITIES	(561,493)	(14,792,773)
NET ASSETS	13,699,354	13,949,731
CAPITAL AND RESERVES
Issued capital (no par value 3,446,434 and 3,431,434 ordinary shares issued and outstanding as of December 31, 2025 and 2024, respectively)	68,862,716	68,844,716
Accumulated losses	(54,341,549)	(54,073,172)
Equity attributable to shareholders of Integrated Media Technology Limited	14,521,167	14,771,544
Non-controlling interest	(821,813)	(821,813)
TOTAL EQUITY	$ 13,699,354	$ 13,949,731